                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
   Address:      400 Centre Street
                 Newton, MA 02458

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas M. O'Brien
Title:   President
Phone:   617-332-9530

Signature, Place, and Date of Signing:

      /s/ Thomas M. O'Brien              Newton, MA         5/5/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                        --------------------

Form 13F Information Table Entry Total:       48
                                        --------------------

Form 13F Information Table Value Total:       152,618
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                      FORM 13F INFORMATION TABLE


RMR ADVISORS, INC.
13 F HOLDINGS REPORT
AS OF MARCH 31, 2004

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
HERITAGE PPTY INVT TR INC     COM          42725M107   6,220  200,000    SH             sole        none      sole
BNP RESIDENTIAL PPTYS INC     COM          05564T103   2,634  200,000    SH             sole        none      sole
GETTY RLTY CORP NEW           COM          374297109     760   28,600    SH             sole        none      sole
APARTMENT INVT. + MGMT CO     COM          03748R101   5,441  175,000    SH             sole        none      sole
AMLI RESIDENTIAL PPTYS TR     COM          001735109   3,014  106,700    SH             sole        none      sole
ARDEN RLTY INC                COM          039793104   3,530  109,200    SH             sole        none      sole
AVALONBAY CMNTYS INC          COM          053484101   5,578  104,100    SH             sole        none      sole
BEDFORD PPTY INVS INC         COM          076446301   4,571  150,000    SH             sole        none      sole
CRESCENT REAL ESTATE
  EQUITIES                    COM          225756105   5,822  324,000    SH             sole        none      sole
COLONIAL PPTYS TR             COM          195872106   5,100  125,000    SH             sole        none      sole
EQUITY OFFICE PPTYS TR        COM          294741103   6,356  220,000    SH             sole        none      sole
ESSEX PROPERTY TRUST          COM          297178105   1,002   15,300    SH             sole        none      sole
FIRST INDL RLTY TR INC        COM          32054K103   6,518  165,000    SH             sole        none      sole
GLENBOROUGH RLTY TR INC       COM          37803P105   6,146  275,000    SH             sole        none      sole
GLIMCHER RLTY TR              COM          379302102   4,065  150,000    SH             sole        none      sole
HEALTH CARE REIT INC          COM          42217K106   6,090  150,000    SH             sole        none      sole
HIGHWOODS PPTYS INC           COM          431284108   1,966   75,000    SH             sole        none      sole
LEXINGTON CORPORATE
  PPTY TR                     COM          529043101   4,358  200,000    SH             sole        none      sole
MAGUIRE PPTYS INC             COM          559775101   4,352  170,000    SH             sole        none      sole
NATIONWIDE HEALTH
  PPTYS INC                   COM          638620104   5,568  250,000    SH             sole        none      sole
COMMERCIAL NET LEASE
  RLTY INC                    COM          202218103   5,720  289,600    SH             sole        none      sole
NEW PLAN EXCEL RLTY
  TR INC                      COM          648053106   4,272  156,200    SH             sole        none      sole
POST PPTYS INC                COM          737464107   4,188  145,400    SH             sole        none      sole
SUMMIT PPTYS INC              COM          866239106   1,064   44,600    SH             sole        none      sole
SOVRAN SELF STORAGE INC       COM          84610H108   2,890   69,200    SH             sole        none      sole
CORNERSTONE RLTY INCOME
  TR INC                      COM          21922V102   1,403  150,000    SH             sole        none      sole
UNITED DOMINION RLTY
  TR INC                      COM          910197102   2,256  115,000    SH             sole        none      sole
FELCOR LODGING TR INC         PFD          31430F408     480   18,900    SH             sole        none      sole
U S RESTAURANT PPTYS INC      COM          902971100   4,685  250,000    SH             sole        none      sole
RECKSON ASSOCS RLTY CORP      PFD          75621K205     578   21,800    SH             sole        none      sole
GLIMCHER RLTY TR              PFD          379302409   1,295   50,000    SH             sole        none      sole
APARTMENT INVT + MGMT CO      PFD          03748R408     547   20,000    SH             sole        none      sole
APARTMENT INVT + MGMT CO      PFD          03748R838   1,542   60,000    SH             sole        none      sole
MILLS CORP                    PFD          601148406     195    7,100    SH             sole        none      sole
MILLS CORP                    PFD          601148208      36    1,300    SH             sole        none      sole
KEYSTONE PPTY TR              PFD          493596308     179    6,500    SH             sole        none      sole
CBL + ASSOC PPTYS INC         PFD          124830308   1,087   20,000    SH             sole        none      sole
ANTHRACITE CAP INC            PFD          037023306     278   10,000    SH             sole        none      sole
AFFORDABLE RESIDENTIAL
  CMNTYS                      PFD          008273203   7,350  280,000    SH             sole        none      sole
FELCOR LODGING TR INC         PFD          31430F200   1,988   83,000    SH             sole        none      sole
LTC PPTYS INC                 PFD          502175607   4,192  160,000    SH             sole        none      sole
OMEGA HEALTHCARE
  INVS INC                    PFD          681936407   4,192  160,000    SH             sole        none      sole
EQUITY INNS INC               PFD          294703301     918   34,000    SH             sole        none      sole
WINSTON HOTELS INC            PFD          97563A300   4,051  160,000    SH             sole        none      sole
RAIT INVT TR                  PFD          749227203   3,163  125,000    SH             sole        none      sole
INNKEEPERS USA TR             PFD          4576J0401   3,060  120,000    SH             sole        none      sole
NATIONWIDE HEALTH
  PPTYS INC                   PFD          638620203      25      250    SH             sole        none      sole
HIGHWOODS PPTYS INC           PFD          431284306   1,896   75,000    SH             sole        none      sole